Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Rent expense	$ 14.3	$ 10.7	$ 4.7